Concentrations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Concentration Risk [Line Items]
Revenue from customers	$ 2,287,776	$ 2,808,354	$ 6,560,022	$ 7,296,278
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from customers	1,149,471	630,413
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from customers	$ 936,816	$ 376,276